SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended
	Aug. 15, 2019	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021
Sprott Loans [Line Items]
Sprott Facility principal repayments		$ 5,800	$ 3,515
Loan payable		$ 3,505		$ 9,088
Shares issued for loan facility (Shares)		800,000
Shares issued for loan facility		$ 1,000
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Loan facility interest rate	11% per annum, compounded monthly
Borrowings, extended amount				10,000
Principal amount outstanding		3,600		$ 9,400
Sprott Facility principal repayments		5,800
Payment for monthly interest charge		220	541
Interest expense on borrowings		289	$ 597
Sprott Facility [Member] | Subsequent Events [Member]
Sprott Loans [Line Items]
Principal amount outstanding		3,000
Sprott Facility principal repayments		$ 600